Description of Business	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Description of Business

Overview

VistaGen Therapeutics, Inc. (OTCQB: VSTA), a Nevada corporation, is a clinical-stage biopharmaceutical company committed to developing and commercializing innovative product candidates for patients with diseases and disorders involving the central nervous system (CNS).  Our principal executive offices are located at 343 Allerton Avenue, South San Francisco, California 94080, and our telephone number is (650) 577-3600. Our website address is www.vistagen.com. Unless the context otherwise requires, the words “VistaGen Therapeutics, Inc.” “VistaGen,” “we,” “the Company,” “us” and “our” refer to VistaGen Therapeutics, Inc., a Nevada corporation.

Our lead drug candidate, AV-101, is a new generation, orally available prodrug candidate in Phase 2A development, initially for the adjunctive treatment of Major Depressive Disorder (MDD) in patients with an inadequate response to standard antidepressants. AV-101’s novel mechanism of action, as an N-methyl D aspartate receptor (NMDAR) antagonist binding selectively at the glycine binding (GlyB) co-agonist site of the NMDAR, is fundamentally differentiated from all antidepressants currently approved by the U.S. Food and Drug Administration (FDA). Our Phase 2A clinical study of AV-101 in subjects with treatment-resistant MDD is being conducted and funded by the U.S. National Institutes of Mental Health (NIMH) under a our February 2015 Cooperative Research and Development Agreement (CRADA) with the NIMH.  The Principal Investigator of this NIMH-funded Phase 2A study, which was initiated in late-2015, is Dr. Carlos Zarate, Jr., Chief of the NIMH’s Experimental Therapeutics & Pathophysiology Branch and its Section on Neurobiology and Treatment of Mood and Anxiety Disorders. Dr. Zarate is an internationally recognized expert in the field of depression and was among the first clinical researchers in the world to discover the therapeutic potential of the NMDAR antagonist ketamine in treatment-resistant MDD.

We believe AV-101 has therapeutic potential in multiple additional CNS indications, including neuropathic pain and epilepsy, and in neurodegenerative diseases such as Parkinson’s disease and Huntington’s disease.

In addition to our focus on CNS and neurology, we are applying our proprietary, human pluripotent stem cell (hPSC) technology for drug rescue to develop proprietary new chemical entities (NCEs) for our internal drug candidate pipeline. Initial drug rescue programs are focused on NCEs for the treatment of cancer. We are also considering potential therapeutic and commercial applications of our stem cell technology platform for regenerative medicine (RM).

AV-101 and Major Depressive Disorder

Background

The World Health Organization estimates that 350 million people worldwide are affected by depression. According to the U.S. National Institutes of Health (NIH), major depression is one of the most common mental disorders in the U.S. The NIMH reports that in 2014, an estimated 15.7 million adults aged 18 or older in the U.S. had at least one major depressive episode in the past year. This represented 6.7 percent of all U.S. adults.  According to the U.S. Centers for Disease Control and Prevention (CDC), one in 10 Americans takes an antidepressant medication.

Unfortunately, millions of depression sufferers (more than 30%) do not benefit from initial treatment with standard antidepressants, generally a selective serotonin reuptake inhibitor (SSRI) or a serotonin-norepinephrine reuptake inhibitor (SNRI). Moreover, even when they do relieve depressive symptoms and induce remission of a major depressive episode, SSRIs and SNRIs take many weeks to achieve therapeutic benefits because of their mechanism of action. During the weeks to months before onset of antidepressant effects, side effects of SSRIs and SNRIs, including anxiety, metabolic syndrome, sleep disturbance, sexual dysfunction and suicidal thoughts and behaviors, may be considerable. Unfortunately, even after treatment with as many as four different standard antidepressants, millions of patients (more than 30% of drug-treated patients) do not achieve an adequate therapeutic response to their standard antidepressant therapies.

AV-101

AV-101, our orally available prodrug candidate, is in Phase 2 clinical development, initially for the adjunctive treatment of MDD patients with an inadequate response to standard antidepressant therapies. As published in the October 2015 issue of the peer-reviewed, Journal of Pharmacology and Experimental Therapeutics, in an article entitled, The prodrug 4-chlorokynurenine causes ketamine-like antidepressant effects, but not side effects, by NMDA/glycineB-site inhibition, in well-established preclinical models of depression, AV-101 was shown to induce fast-acting, dose-dependent, persistent and statistically significant antidepressant-like responses, following a single treatment, which responses were equivalent to responses seen with a control single sub-anesthetic dose of the NMDAR antagonist ketamine, an FDA-approved anesthetic administered intravenously by clinicians in a medical setting to treat MDD patients who have not responded adequately to standard antidepressant therapies).  In the same preclinical studies, the SSRI fluoxetine did not induce rapid onset antidepressant-like responses.

Following two successful randomized, double-blind, placebo-controlled Phase 1A and Phase 1B safety studies funded by the NIH, we are now collaborating with the NIMH on a Phase 2A efficacy and safety study of AV-101 in subjects with treatment-resistant MDD. This NIMH-funded Phase 2A study began in late-2015, and is expected to enroll from 24 to 28 patients. As noted above, Dr. Carlos Zarate, Jr. of the NIMH is the Principal Investigator of the study.

Preclinical studies also support the hypothesis that AV-101 has the potential to treat several additional CNS disorders and neurodegenerative diseases, including chronic neuropathic pain, epilepsy, Parkinson’s disease and Huntington’s disease, where modulation of the NMDAR or active metabolites of AV-101 may have therapeutic benefit.

NCE Drug Rescue and Regenerative Medicine

Our drug rescue programs involve using CardioSafe 3D(TM), our customized in vitro bioassay system, to predict potential human heart toxicity of NCEs, long before they are ever tested in animal and human studies. We are are focused on leveraging our stem cell technology platform to recapture value from substantial prior investments by pharmaceutical companies and others related to screening large-scale compound libraries, optimizing and testing for efficacy NCEs that were terminated before FDA approval due to heart toxicity risks and are now available in the public domain and amenable to drug rescue.

Our current interests in the regenerative medicine arena include  collaborative nonclinical proof of concept studies with academic research partners to explore potential regenerative medicine applications involving hPSC-derived blood, bone, cartilage, heart, and liver cells.

Subsidiaries and Stock Consolidation

VistaGen Therapeutics, Inc., a California corporation (VistaGen California), is our wholly-owned subsidiary. Our Condensed Consolidated Financial Statements in this Report also include the accounts of VistaGen California’s two wholly-owned subsidiaries, Artemis Neuroscience, Inc., a Maryland corporation, and VistaStem Canada, Inc., a corporation organized under the laws of Ontario, Canada.

Effective August 14, 2014, we consummated a 1-for-20 reverse split of our authorized, and issued and outstanding shares of common stock (Stock Consolidation). Each reference to shares of common stock or the price per share of common stock in these financial statements is post-Stock Consolidation, and reflects the 1-for-20 adjustment as a result of the Stock Consolidation.

1.  Description of Business

VistaGen Therapeutics, Inc., a Nevada corporation, is a clinical-stage biopharmaceutical company committed to developing and commercializing product candidates for patients with depression, other diseases and disorders related to the central nervous system (CNS), and cancer.  Our principal executive offices are located at 343 Allerton Avenue, South San Francisco, California 94080, and our telephone number is (650) 577-3600. Our website address is www.vistagen.com. Unless the context otherwise requires, the words “VistaGen Therapeutics, Inc.” “VistaGen,” “we,” “the Company,” “us” and “our” refer to VistaGen Therapeutics, Inc., a Nevada corporation.

VistaGen Therapeutics, Inc., a California corporation incorporated on May 26, 1998 (VistaGen California), is our wholly-owned subsidiary. Pursuant to a strategic merger transaction on May 11, 2011, we acquired all outstanding shares of VistaGen California in exchange for 341,823 shares of our common stock (Merger), and assumed all of VistaGen California’s pre-Merger obligations. The Consolidated Financial Statements in this report also include the accounts of VistaGen California’s two wholly-owned subsidiaries, Artemis Neuroscience, Inc., a Maryland corporation, and VistaStem Canada, Inc., a corporation organized under the laws of Ontario, Canada.

Our lead product candidate, AV-101, is an orally-active small molecule prodrug in Phase 2 development for Major Depressive Disorder (MDD).  AV-101’s mechanism of action (MOA), as an N-methyl-D-aspartate receptor (NMDAR) antagonist binding selectively at the glycine-binding (GlyB) co-agonist site of the NMDAR, is fundamentally different from all currently-approved antidepressants.  In three preclinical studies utilizing well-validated animal models of depression, AV-101 was shown to induce fast-acting, dose-dependent, persistent and statistically significant antidepressant-like responses, following a single treatment, which were equivalent to response seen with a single sub-anesthetic dose of ketamine.  In the same studies, fluoxetine did not induce rapid onset antidepressant-like responses.  Preclinical studies also support the hypothesis that AV-101 has potential to treat several additional CNS disorders, including chronic neuropathic pain, epilepsy and neurodegenerative diseases, such as Parkinson’s disease and Huntington’s disease where modulation of the NMDAR may have therapeutic benefit.

Following our two successful randomized, double-blind, placebo-controlled Phase 1 safety studies funded by the U.S. National Institutes of Health (NIH), AV-101 is the only small molecule product candidate known to management that is (A) in Phase 2 clinical development as a monotherapy for MDD, (B) designed to modulate the NMDAR through antagonistic binding at the GlyB co-agonist site of the NMDAR and (C) orally-active in human subjects.

In February 2015, we entered a Cooperative Research and Development Agreement (CRADA) with the U.S. National Institute of Mental Health (NIMH), part of the NIH. Under this agreement, we will collaborate with the NIH on a Phase 2 clinical study of AV-101 in subjects with treatment resistant Major Depressive Disorder. Pursuant to the CRADA, this study will be conducted and fully-funded by the NIMH. It is contemplated that this clinical study will begin this year under the direction of Dr. Carlos Zarate, Jr., the NIMH’s Chief of Experimental Therapeutics & Pathophysiology Branch and of the Section on Neurobiology and Treatment of Mood and Anxiety Disorders.

In addition to developing AV-101 for MDD and other CNS indications, we are using our stem cell technology platform for drug rescue –to identify and develop proprietary new chemical entities (NCEs) for our internal drug candidate pipeline by leveraging our in vitro bioassay systems, prior investment by pharmaceutical companies and others to discover, optimize and test for efficacy NCEs terminated before FDA approval due to unexpected toxicity and medicinal chemistry. Our CardioSafe 3D™ bioassay system uses our human pluripotent stem cell (hPSC)-derived cardiomyocytes, or heart cells. Our LiverSafe 3D™bioassay system uses our stem cell-derived hepatocytes, or liver cells. We believe CardioSafe 3D and LiverSafe 3D offer a new paradigm for evaluating and predicting potential heart and liver toxicity of NCEs, including potential drug rescue NCEs, early in development, long before costly, high risk animal studies and human clinical trials.  We intend to develop each optimized drug rescue NCE internally to establish in vitro and in vivo preclinical proof-of-concept (POC), as to both efficacy and safety, using both established in vitro and in vivo models, as well as in CardioSafe 3D and, when available, LiverSafe 3D.

Although we have previously generated approximately $16.4 million of revenue from grant awards and collaborations, we currently have no commercially available, revenue-generating products and, since inception, we have devoted substantially all of our time and efforts to development of AV-101 for CNS indications and our human pluripotent stem cell technology research and development programs, including, customized bioassay system development, creating, protecting and patenting intellectual property, recruiting personnel and raising working capital.